Property and Equipment	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31,	December 31,
	2015	2014
Machinery and equipment	$1,354	$1,357
Computer equipment	310	294
Office equipment	202	203
Leasehold improvements	757	756
	2,623	2,610
Less: accumulated depreciation and amortization	(2,248)	(1,896)
Property and equipment, net	$375	$714

Depreciation expense for the years ended December 31, 2015 and 2014 were $373,000 and $396,000, respectively.